Equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021	Feb. 28, 2022	Feb. 28, 2021
Property, Plant and Equipment [Abstract]
Depreciation	$ 5,878	$ 6,929	$ 14,039	$ 11,150